Income Taxes 10-K (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended
	Dec. 04, 2012	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012	May 31, 2011	Jun. 01, 2010	Jun. 05, 2012 State and Local Jurisdiction [Member]	Jun. 02, 2009 Federal [Member]
Current:
Federal				$ 2,199,000	$ 5,378,000	$ (6,387,000)
State				3,103,000	1,720,000	(822,000)
Foreign				155,000	132,000	107,000
Current income tax expense/(benefit)				5,457,000	7,230,000	(7,102,000)
Deferred:
Federal				(18,634,000)	(2,218,000)	16,900,000
State				(1,573,000)	732,000	2,616,000
Deferred income tax expense/(benefit)		(21,407,000)	(211,000)	(20,207,000)	(1,486,000)	19,516,000
Income tax expense/(benefit)	13,700,000	16,000,000		(14,750,000)	5,744,000	12,414,000
Deferred tax assets:
Employee benefits				27,510,000	26,857,000
General business credits carryforward				21,675,000	10,957,000
Escalating minimum rents				18,438,000	18,151,000
State net operating losses				7,672,000	6,822,000
Goodwill				7,012,000	1,664,000
Insurance reserves				6,500,000	5,886,000
Closed restaurant lease reserve				2,704,000	794,000
Gift certificate income				1,915,000	1,684,000
Deferred gain on sale-leaseback transactions				1,685,000	0
Other				7,180,000	7,361,000
Gross deferred tax assets				102,291,000	80,176,000
Deferred tax asset valuation allowances				(2,392,000)	(1,501,000)
Net deferred tax assets				99,899,000	78,675,000
Deferred tax liabilities:
Depreciation				(99,901,000)	(94,005,000)
Smallwares				(2,882,000)	(2,698,000)
Prepaid deductions				(2,472,000)	(2,323,000)
Partnership investments				(380,000)	(3,328,000)
Other				(4,697,000)	(4,815,000)
Total deferred tax liabilities				(110,332,000)	(107,169,000)
Net deferred tax liabilities				(10,433,000)	(28,494,000)
Reported in Consolidated Balance Sheets as:
Deferred income taxes - current asset	30,074,000	30,074,000		27,134,000	14,429,000
Deferred income taxes - noncurrent liability	(19,858,000)	(19,858,000)		(37,567,000)	(42,923,000)
Deferred tax included in income tax expense				900,000	1,500,000
Period of cumulative pre-tax losses in certain states				3 years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards							157,700
Net operating loss carryforwards generated								55,900
Federal and state income tax refunds						21,500,000
Reconciliation from statutory federal income tax expense to reported income tax expense/(benefit) [Abstract]
Statutory federal income taxes				(5,228,000)	18,418,000	20,215,000
State income taxes, net of federal income tax benefit				(1,956,000)	228,000	955,000
FICA tip credit				8,285,000	8,264,000	7,735,000
Work opportunity tax credit				2,189,000	2,624,000	1,352,000
Other federal tax credits				384,000	197,000	179,000
Goodwill impairment				1,750,000	0	0
Other, net				1,542,000	(1,817,000)	510,000
Income tax expense/(benefit)	13,700,000	16,000,000		(14,750,000)	5,744,000	12,414,000
Reconciliation of beginning and ending amount of unrecognized tax benefits [Abstract]
Beginning of year		6,424,000	5,171,000	5,171,000	3,415,000
Additions for tax positions related to the current year				901,000	624,000
Additions for tax positions of prior years				2,079,000	1,668,000
Reductions for tax positions of prior years				(764,000)	(60,000)
Reductions for settlements with taxing authorities				(110,000)	0
Reductions due to statute settlements				(853,000)	(476,000)
End of year	9,200,000	9,200,000		6,424,000	5,171,000	3,415,000
Total amount of unrecognized tax benefits that impact the effective tax rate	4,000,000	4,000,000		4,200,000
Portion of liability for unrecognized tax benefits subject to change				1,800,000
Accrued interest and penalties related to unrecognized tax benefits	1,100,000	1,100,000		1,000,000
Decrease in accrued interest and penalties		100,000		600,000
Decreased accrued interest and penalties which affected the effective tax rate		100,000		500,000
Total accrued interest and penalties				$ 7,400,000